INVESTMENTS - Business Combination - Triangulo Mineiro Transmissora S.A. ("TMT") (Details) - BRL (R$) R$ in Thousands			12 Months Ended
	Dec. 21, 2023	Jan. 01, 2023	Dec. 31, 2023
Business combinations
Proportion of ownership interest in joint venture			50.38%
Tringulo Mineiro Transmissora S.A. ("TMT")
Business combinations
Proportion of ownership interest in joint venture	49.00%
Amount allocated to intangible asset related to concession agreements	R$ 896
Percentage of ownership interest held prior to acquisition	49.00%
Cash transferred	R$ 273,211
Deferred tax liabilities	227
Total adjustment in net assets	669
Premium
Fair value of liquid assets acquired by the Company	582,644
Consideration transferred	273,211
(c) Fair value of shareholding maintained before combination of businesses	285,495
(d) = (b) + (c)	558,706
(d) - (a) Premium	23,938
Revenue since acquisition date		R$ 54,810
Profit/Loss since acquisition date		R$ 44,234
Tringulo Mineiro Transmissora S.A. ("TMT")
Premium
(c) Fair value of shareholding maintained before combination of businesses	R$ 68,481
Furnas | Tringulo Mineiro Transmissora S.A. ("TMT")
Business combinations
Control of acquired, percentage	51.00%
Furnas | Tringulo Mineiro Transmissora S.A. ("TMT")
Business combinations
Percentage of equity interest /Percentage of participation	100.00%
Furnas | Tringulo Mineiro Transmissora S.A. ("TMT")
Business combinations
Proportion of ownership interest in joint venture	49.00%